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United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22724

Prudential Global Short Duration High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

100 Mulberry Street
Gateway Center Three
4th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Jonathan D. Shain, Esquire
100 Mulberry Street
Gateway Center Three
4th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: March 31

Date of reporting period: 7/1/2012 through 6/30/2013

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-22724

Registrant Name:  Prudential Global Short Duration High Yield Fund, Inc.

Reporting Period:  07/01/2012 - 06/30/2013

Prudential Global Short Duration High Yield Fund, Inc.

NRG ENERGY INC Meeting Date: APR 25, 2013 Record Date: MAR 01, 2013 Meeting Type: ANNUAL
Ticker: NRG Security ID: 629377508
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1A	ELECTION OF DIRECTOR: KIRBYJON H. CALDWELL	Management	FOR	FOR
1B	ELECTION OF DIRECTOR: DAVID CRANE	Management	FOR	FOR
1C	ELECTION OF DIRECTOR: KATHLEEN A. MCGINTY	Management	FOR	FOR
1D	ELECTION OF DIRECTOR: EVAN J. SILVERSTEIN	Management	FOR	FOR
1E	ELECTION OF DIRECTOR: THOMAS H. WEIDEMEYER	Management	FOR	FOR
2	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Management	FOR	FOR
3	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.	Management	FOR	FOR

SEMGROUP LP Meeting Date: MAY 22, 2013 Record Date: APR 04, 2013 Meeting Type: ANNUAL
Ticker: SEMGRP Security ID: 81663A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	DIRECTOR 1) RONALD A. BALLSCHMIEDE 2) SARAH M. BARPOULIS 3) JOHN F. CHLEBOWSKI 4) KARL F. KURZ 5) JAMES H. LYTAL 6) THOMAS R. MCDANIEL 7) NORMAN J. SZYDLOWSKI	Management	FOR	DID NOT VOTE
2	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Management	FOR	DID NOT VOTE
3	TO APPROVE THE SEMGROUP EMPLOYEE STOCK PURCHASE PLAN.	Management	FOR	DID NOT VOTE
4	RATIFICATION OF BDO USA, LLP	Management	FOR	DID NOT VOTE

VIRGIN MEDIA INC Meeting Date: JUN 04, 2013 Record Date: APR 30, 2013 Meeting Type: SPECIAL
Ticker: VMED Security ID: 92769L101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PROPOSAL TO ADOPT THE MERGER AGREEMENT, DATED AS OF FEBRUARY 5, 2013, AS AMENDED FROM TIME TO TIME, WITH LIBERTY GLOBAL, INC. AND CERTAIN AFFILIATES.	Management	FOR	FOR
2	PROPOSAL TO APPROVE, ON AN ADVISORY NON-BINDING BASIS, THE COMPENSATION THAT MAY BE PAID, OR BECOME PAYABLE TO VIRGIN MEDIA'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE VIRGIN MEDIA MERGERS PROVIDED FOR IN THE MERGER AGREEMENT.	Management	FOR	FOR
3	PROPOSAL TO ADJOURN THE SPECIAL MEETING TO A LATER DATE IF THERE ARE INSUFFICIENT VOTES TO APPROVE PROPOSAL 1 AT THE TIME OF THE SPECIAL MEETING .	Management	FOR	FOR

XEROX CORP Meeting Date: MAY 21, 2013 Record Date: MAR 25, 2013 Meeting Type: ANNUAL
Ticker: XRX Security ID: 984121103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1A	ELECTION OF DIRECTOR: GLENN A. BRITT	Management	FOR	FOR
1B	ELECTION OF DIRECTOR: URSULA M. BURNS	Management	FOR	FOR
1C	ELECTION OF DIRECTOR: RICHARD J. HARRINGTON	Management	FOR	FOR
1D	ELECTION OF DIRECTOR: WILLIAM CURT HUNTER	Management	FOR	FOR
1E	ELECTION OF DIRECTOR: ROBERT J. KEEGAN	Management	FOR	FOR
1F	ELECTION OF DIRECTOR: ROBERT A. MCDONALD	Management	FOR	FOR
1G	ELECTION OF DIRECTOR: CHARLES PRINCE	Management	FOR	FOR
1H	ELECTION OF DIRECTOR: ANN N. REESE	Management	FOR	FOR
1I	ELECTION OF DIRECTOR: SARA MARTINEZ TUCKER	Management	FOR	FOR
1J	ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER	Management	FOR	FOR
2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	Management	FOR	FOR
3	APPROVAL, ON AN ADVISORY BASIS, OF THE 2012 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Management	FOR	FOR
4	APPROVAL OF THE 2013 AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2004 EQUITY COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS.	Management	FOR	FOR

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Global Short Duration High Yield Fund, Inc.

By

/s/ Stuart S. Parker

(Jonathan D. Shain)

Stuart S. Parker, President

Date: August 16, 2013

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the "Funds"), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Raymond O'Hara, Amanda Ryan and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the Securities and Exchange Commission (the "SEC") and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Kevin J. Bannon
Kevin J. Bannon

/s/ Stuart S. Parker
Stuart S. Parker

/s/ Scott E. Benjamin
Scott E. Benjamin

/s/ Richard A. Redeker
Richard A. Redeker

/s/ Linda W. Bynoe
Linda W. Bynoe

/s/Robin B. Smith
Robin B. Smith

/s/ Michael S. Hyland
Michael S. Hyland

/s/ Stephen Stoneburn
Stephen Stoneburn

/s/ Douglas H. McCorkindale
Douglas H. McCorkindale

/s/ Grace C. Torres
Grace C. Torres

/s/ Stephen P. Munn
Stephen P. Munn

Dated: June 6, 2012